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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York                December 20, 2012
--------------------       ------------------                -----------------
    [Signature]              [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                       0
                                                 ----------

Form 13F Information Table Entry Total:                  2
                                                 ----------

Form 13F Information Table Value Total:             $9,787
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2012

        COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                                              VALUE     SHRS or    SH/  PUT/  INVE  OTH       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISC  MAN     SOLE     SHARED  NONE
----------------------------  ---------------    ---------  ---------  ----------  ---  ----  ----  ---  ----------  ------  ----
AG MTG INVT TR INC            COM                001228105  $  9,652      400,000  SH         SOLE          400,000
BARCLAYS BK PLC               IPTH S&P VIX NEW   06740C261  $    135       15,000  SH         SOLE           15,000


Total Fair Market Value (in thousands):                     $  9,787
